Goodwill and Other Intangible Assets (Goodwill Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 4,424,425,000	$ 4,388,429,000	$ 4,245,136,000
Goodwill, Impairment Loss	0
Hospital operations [Member]
Goodwill [Line Items]
Goodwill	4,300,000,000	4,300,000,000
Home Care Agency Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	43,600,000	40,500,000
Hospital Management Services Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	$ 33,300,000	$ 33,300,000